RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Restricted cash	RESTRICTED CASHThe Company has $0.1 million of restricted cash as of December 31, 2022 (2021: $0.5 million). This is restricted by law for the Norwegian tax authorities in relation to social security of employees.